Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES

NOTE 6 - LEASES:

Leases prior to the adoption of the new lease standard

The Company lease offices under various operating lease agreements. The future minimum lease commitments, excluding renewal option, under operating leases as of December 31, 2021 were as follows (U.S. dollars in thousands):

Year ending December 31,
2022	1,821
2023	348
2024	30
Total	2,199

Operating lease expenses for the years ended December 31, 2021, and 2020 were $2,670 and $2,527 thousand, respectively.

Leases following the adoption of the new lease standard

Lease agreements:

As of December 31, 2022, the Company has several operating lease agreements for its facilities and vehicles as follows:

Vehicles:

The Company rents motor vehicles for use by some of its employees under operating lease agreements with lease terms of three years. As collateral for the cars’ lease agreements, the Company pays in advance the fee for the last month under the lease agreement.

As of December 31, 2022, the Company is engaged with car lease companies for leasing of over 30 vehicles. The monthly payments for those agreements are approximately $31 thousands.

Offices:

The Company’s corporate headquarters are located in Hod Hasharon, Israel, consisting of approximately 5,500 square meters of facility space under lease that expires in February 2023, with an option to extend the lease period by additional two years until February 28, 2025. The Company concluded that it is reasonably certain that it will exercise the renewal option. Accordingly, such renewal option was included in determining the lease term.

During February 2023, the Company extended the lease by one year until the end of February 2024, and as mentioned above, still has the option to extend it by additional year.

The monthly rent payment is approximately $132 thousands.

The Company has entered into various operating leases for office buildings in other territories. The total monthly rent payment of those leases is approximately $10 thousands.

The table below presents the effects on the amounts relating to the Company’s total lease costs:

Year Ended on December 31, 2022
U.S. dollars in thousands
Operating lease cost:
Fixed Payment	2,252

The table below presents supplemental cash flow information related to operating leases:

Year Ended on December 31, 2022
U.S. dollars in thousands
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	2,093
Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating lease liabilities arising from obtaining operating right-of-use assets, excluding the impact of $4.9 million recognized on initial adoption, refer to note 2(z)	648

The table below presents supplemental balance sheet information related to operating leases:

December 31, 2022
U.S. dollars in thousands
Operating lease right-of-use assets	3,824
Current maturities of operating leases	1,811
Non-current operating leases	1,624
Total operating lease liabilities	3,435
Weighted average remaining lease term (years)	2.00
Weighted annual average discount rate	13.09%

The table below presents maturities of operating lease liabilities:

December 31, 2022
U.S. dollars in thousands
2023	1,949
2024	1,855
2025	134
Total operating lease payments	3,938
Less: imputed interest	(503)
Present value of lease liabilities	3,435